Hartford Total Return Bond ETF Average Annual Total Returns	12 Months Ended	39 Months Ended	58 Months Ended	60 Months Ended	79 Months Ended	87 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(2.52%)	(0.75%)	(0.33%)	1.21%	0.94%
Hartford Total Return Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.56%			(1.30%)		(0.07%)
Hartford Total Return Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.40%			(0.40%)		0.54%
Hartford Total Return Bond ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.38%			0.30%		1.56%